Argentina’s Hyperinflationary Economy - Effects of Hyperinflation on Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	$ 124,477	$ 270,380
Translation difference	136,960	110,635	$ (6,714)
IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	$ 124,477	$ 270,380